Investment in Associated Companies (Additional Information - OPC) (Narrative) (Details) $ / shares in Units, $ in Thousands, ¥ in Millions	1 Months Ended			12 Months Ended
	Apr. 30, 2021 USD ($) $ / shares	Jan. 31, 2019 USD ($)	Jan. 31, 2018 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Nov. 30, 2021 USD ($) $ / shares	Apr. 30, 2020 CNY (¥)	Apr. 30, 2020 USD ($)	Nov. 30, 2019 USD ($) $ / shares
Disclosure of associates [line items]
Gain on third party investment in Qoros				$ (251,483)	$ 309,918	$ (7,813)
Borrowings				1,210,114	918,305
Proceeds from sale of subsidiary, net of cash disposed off				0	407	880
CPV Fairview [Member]
Disclosure of associates [line items]
Amount of outstanding debt				$ 662
Annual borrowings adjustment to interest rate basis				5.78%
CPV Maryland [Member]
Disclosure of associates [line items]
Adjustment to interest rate basis				4.00%
Amount of outstanding debt				$ 371
Annual borrowings adjustment to interest rate basis				2.75%
CPV Shore [Member]
Disclosure of associates [line items]
Adjustment to interest rate basis				3.75%
Amount of outstanding debt				$ 504
Annual borrowings adjustment to interest rate basis				3.00%
CPV Towantic [Member]
Disclosure of associates [line items]
Amount of outstanding debt				$ 598
CPV Valley [Member]
Disclosure of associates [line items]
Amount of outstanding debt				$ 578,000
Amount received for ancillary credit facilities	$ 10,000
Amount of commitment and other investor	$ 5,000
Percentage of withdrawals for loans annual interest rate	5.00%
Amount of working capital loans and restricted capital	$ 5,000
Board of Director [Member]
Disclosure of associates [line items]
Issuance of ordinary shares price per share | $ / shares	$ 1.86						$ 3.50			$ 1.21
Fair value of the shares granted	$ 100,000						$ 189,000			$ 65,000
Bottom of range [member]
Disclosure of associates [line items]
Gain on third party investment in Qoros						(19,000)
Bottom of range [member] | CPV Fairview [Member]
Disclosure of associates [line items]
Adjustment to interest rate basis				2.50%
Bottom of range [member] | CPV Towantic [Member]
Disclosure of associates [line items]
Adjustment to interest rate basis				2.75%
Bottom of range [member] | CPV Valley [Member]
Disclosure of associates [line items]
Adjustment to interest rate basis				3.50%
Top of range [member]
Disclosure of associates [line items]
Gain on third party investment in Qoros						$ (71,000)
Top of range [member] | CPV Fairview [Member]
Disclosure of associates [line items]
Adjustment to interest rate basis				2.75%
Top of range [member] | CPV Towantic [Member]
Disclosure of associates [line items]
Adjustment to interest rate basis				3.25%
Top of range [member] | CPV Valley [Member]
Disclosure of associates [line items]
Adjustment to interest rate basis				3.75%
CPV Group, pursuant to the conditions [Member] | Three Rivers [Member]
Disclosure of associates [line items]
Borrowings, interest rate				4.50%
Proportion of ownership interest in joint venture				17.50%
Consideration transferred, acquisition-date fair value				$ 95,000
Shareholder loan				55,000
Repayments of borrowings				$ 41,000
Percentage of extent to sale executed				7.50%
Remaining Equity Interest Percentage				10.00%
Construction cost of project				$ 1,293,000
Percentage of construction cost				100.00%
Amount of outstanding debt				$ 707
Annual borrowings adjustment to interest rate basis				4.75%
CPV Group, pursuant to the conditions [Member] | Bottom of range [member] | Three Rivers [Member]
Disclosure of associates [line items]
Adjustment to interest rate basis				3.50%
CPV Group, pursuant to the conditions [Member] | Top of range [member] | Three Rivers [Member]
Disclosure of associates [line items]
Adjustment to interest rate basis				4.00%
Quantum [Member] | Disposal of major subsidiary [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture				12.00%
New Qoros Investor [Member]
Disclosure of associates [line items]
Investments in joint ventures			$ 1,002,000
Proportion of ownership interest in joint venture			51.00%
Consideration transferred, acquisition-date fair value			$ 504,000
Sale of remaining interest									$ 220,000
New Qoros Investor in Qoros [Member]
Disclosure of associates [line items]
Sale of remaining interest		$ 220,000
Kenon put option in relation to Qoros [Member]
Disclosure of associates [line items]
Percentage of interest sold		12.00%		12.00%
Kenon remaining interest in Qoros [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture		12.00%				24.00%
Qoros to Chery [Member]
Disclosure of associates [line items]
Aggregate cash payments received by kenon						$ 11,000
Total cash to be received from Chery in connection with repayments					$ 16,000			¥ 244	$ 36,000
Company's back-to-back guarantee obligations following the completion of sale						$ 23,000
Idan Ofer's ownership interest in Kenon [Member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture				24.00%
Idan Ofer's ownership interest in Kenon [Member] | Bottom of range [member]
Disclosure of associates [line items]
Proportion of ownership interest in joint venture				36.00%